MFS(R) INSTITUTIONAL TRUST:

                   MFS(R) Institutional Large Cap Growth Fund

          Supplement to the Current Statement of Additional Information

Effective immediately, information regarding the Portfolio Managers of the MFS Institutional Large Cap Growth Fund set forth in Appendix D is hereby revised as follows:

APPENDIX D

PORTFOLIO MANAGERS

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio managers as of November 30, 2005. The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. $100,001 - $500,000
         E. $500,001 - $1,000,000
         F. Over $1,000,000

                                                                         Dollar Range of Equity Securities
                                                                                   in Fund Managed
Name of Portfolio Manager                     Fund - Managed
-------------------------                     --------------
Stephen Pesek                       MFS Institutional Large Cap Growth                    N
                                                   Fund
S.                                                 Irfan Ali MFS Institutional
                                                   Large Cap Growth N Fund
Margaret W. Adams                   MFS Institutional Large Cap Growth                    N
                                                   Fund
Maureen H. Pettirossi               MFS Institutional Large Cap Growth                    N
                                                   Fund

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of December 6, 2005 were as follows:

---------------------- ------------------------------ --------------------------- ---------------------------
                           Registered Investment       Other Pooled Investment
                                 Companies                     Vehicles                 Other Accounts
---------------------- ------------------------------ --------------------------- ---------------------------
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
        Name            Number of     Total Assets*    Number of   Total Assets    Number of    Total Assets
                        Accounts*                      Accounts                     Accounts
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
Stephen Pesek               6         $10.2 billion        0            N/A            10       $452 million
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
S. Irfan Ali                7         $10.1 billion        0            N/A            9        $412 million
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
Margaret W. Adams           1          $32 million         0            N/A            9        $412 million
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------
Maureen H. Pettirossi       7         $10.1 billion        0            N/A            9        $412 million
---------------------- ------------- ---------------- ------------ -------------- ------------- -------------

-----------------
*  Includes the Fund.

With respect to the accounts identified in the table above, Stephen Pesek manages one Other Account with assets totaling $52 million, and Margaret W. Adams manages one Other Account with assets totaling $177 million, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

     MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

                The date of this Supplement is December 23, 2005.